Condensed Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
HopFed [Member]
Summary of Condensed Statements of Cash Flows

Condensed Statements of Cash Flows:

	2017	2016	2015
Cash flows from operating activities
Net income	$3,301	2,904	2,404
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of subsidiary	(2,230)	(1,364)	8,943
Amortization of restricted stock	106	135	190
Increase (decrease) in:
Current income taxes payable	330	(49)	11
Accrued expenses	106	(392)	(149)

Net cash provided by operating activities	1,613	1,234	11,399

Cash flows from financing activities:
Purchase of treasury stock	(1,308)	(1,876)	(11,926)
Proceeds on ESOP loan	647	632	704
Dividends paid on common stock	(1,174)	(993)	(1,022)

Net cash used in financing activities	(1,835)	(2,237)	(12,244)
Net decrease in cash	(222)	(1,003)	(845)
Cash and due from banks at beginning of year	1,084	2,087	2,932

Cash and due from banks at end of year	$862	1,084	2,087